Lease - Schedule of Operating Lease Term (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease Term [Abstract]
Less than 1 year	$ 1,012,131
1-2 years	2,760,356
2-3 years	3,787,822
3-4 years	3,864,498
4-5 year	3,864,498
Thereafter	59,005,792
Total	$ 74,295,097